Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Going Concern Abstract
Going Concern

Note 2 - Going Concern

These unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying unaudited condensed consolidated financial statements, the Company had a net loss attributable to Bergio International, Inc. and cash used in operations of $1,565,075 and $1,577,894, respectively, for the six months ended June 30, 2022.  Additionally, the Company had an accumulated deficit of approximately $17,588,000 at June 30, 2022. These factors raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the issuance date of this report. Management cannot provide assurance that the Company will ultimately achieve profitable operations or become cash flow positive or raise additional capital pursuant to debt or equity financings. The Company may seek to raise additional capital through additional debt and/or equity financings to fund its operations in the future; however, no assurance can be provided that the Company will be able to raise additional capital on favorable terms, or at all. If the Company is unable to raise additional capital or secure additional lending in the future to fund its business plan, the Company may need to curtail or cease its operations. Between January 2022 and April 2022, the Company has received net proceeds of $1,555,000 from the sale of Series D convertible preferred stock.

The Company has increased its online presence and provide for the expansion of the Company’s branded product lines through the Company’s majority owned subsidiaries, Aphrodite Marketing and GearBubble Tech of which the Company owns 51%, will greatly enhance the Company’s online presence and provide the opportunity for future growth. However, there can be no assurance that this venture will be successful or that the Company can raise the required capital to fund this operation.

These unaudited condensed consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded assets, or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 2 - Going Concern

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying consolidated financial statements, the Company had a net loss attributable to Bergio International, Inc. and cash used in operations of $2,638,556 and $2,179,237, respectively, for the year ended December 31, 2021.  Additionally, the Company had an accumulated deficit of approximately $14.5 million and working capital deficit of $2,363,877 at December 31, 2021. These factors raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the issuance date of this report. Management cannot provide assurance that the Company will ultimately achieve profitable operations or become cash flow positive or raise additional capital pursuant to debt or equity financings. The Company may seek to raise additional capital through additional debt and/or equity financings to fund its operations in the future; however, no assurance can be provided that the Company will be able to raise additional capital on favorable terms, or at all. If the Company is unable to raise additional capital or secure additional lending in the future to fund its business plan, the Company may need to curtail or cease its operations. As noted in Note 15, between January 2022 and March 2022, the Company has received net proceeds of $815,000 from the sale of Series D convertible preferred stock.

It is our intention to establish the Company as a holding company for the purpose of establishing retails stores worldwide. The Company’s branded product lines are products and/or collections designed by the Company’s designer and CEO, Berge Abajian, and will be the centerpiece of the Company’s retail stores. The Company also intend to complement its own quality-designed jewelry with other products and the Company’s specially designed handbags. This is in line with the Company’s strategy and belief that a brand name can create an association with innovation, design and quality which helps add value to the individual products as well as facilitate the introduction of new products. It is the Company’s intention to open elegant stores in “high-end” areas and provide excellent service in our stores which will be staffed with knowledgeable professionals.

The Company has also increased its online presence and provide for the expansion of the Company’s branded product lines. The newly acquire majority owned subsidiaries, Aphrodite Marketing and GearBubble Tech of which the Company owns 51%, will greatly enhance the Company’s online presence and provide the opportunity for future growth. However, there can be no assurance that this venture will be successful or that the Company can raise the required capital to fund this operation.

These consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded assets, or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.